Redeemable series E convertible preferred stock (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Nov. 21, 2019	May 13, 2019	May 10, 2019	Dec. 31, 2019	Sep. 30, 2020	May 06, 2019	Dec. 31, 2018	Dec. 12, 2018
Redeemable Preferred Stock [Abstract]
Share price (in dollars per share)								$ 1.95
Dividends [Abstract]
Accrued dividends				$ 256	$ 359		$ 0
Series E Convertible Preferred Stock [Member]
Redeemable Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares)				1,387,378		2,633,678
Share price (in dollars per share)						$ 6.00
Preferred stock, stated value (in dollars per share)				$ 0.99		0.99
Preferred stock, conversion price (in dollars per share)				$ 0.78		$ 0.78
Converted to common stock (in shares)	(320,542)	(236,364)	(689,394)
Number of common stock, shares issued upon conversion of preferred stock (in shares)	406,841	300,000	875,000
Dividends [Abstract]
Preferred stock, dividend rate				10.00%
Accrued dividends				$ 300	$ 400		$ 0
Redemption [Abstract]
Preferred stock, mandatory redemption price in percentage of stated value				125.00%
Preferred stock, mandatory redemption price (in dollars per share)				$ 1.23
Preferred stock, mandatory redemption price in percentage of market price				75.00%